Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents
All figures in £ millions	2018	2017
Cash at bank and in hand	533	361
Short-term bank deposits	35	157

	568	518
Cash at bank and in hand – within assets classified as held for sale	—	127

	568	645

Summary of Cash and Cash Equivalents for Purpose of CashFlow Statement

All figures in £ millions	2018	2017
Cash and cash equivalents	568	518
Cash and cash equivalents – within assets classified as held for sale	—	127
Bank overdrafts	(43)	(15)

	525	630